Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 53.84%
Basic materials: 0.65%
Chemicals: 0.65%
Westlake Corp.	1.63%	7-17-2029	$200,000	$178,927
Communications: 6.94%
Media: 1.84%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	4-1-2031	90,000	72,419
Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	3-15-2028	180,000	168,745
Charter Communications Operating LLC/Charter Communications Operating Capital	4.91	7-23-2025	55,000	53,936
Comcast Corp.	3.40	4-1-2030	100,000	91,880
Paramount Global	4.95	1-15-2031	130,000	117,169
				504,149
Telecommunications: 5.10%
AT&T, Inc.	3.65	6-1-2051	225,000	165,177
Motorola Solutions, Inc.	4.60	2-23-2028	350,000	339,438
T-Mobile USA, Inc.	2.55	2-15-2031	40,000	33,248
T-Mobile USA, Inc.	3.30	2-15-2051	155,000	108,731
T-Mobile USA, Inc.	3.75	4-15-2027	145,000	137,258
Verizon Communications, Inc.	3.40	3-22-2041	445,000	343,454
Verizon Communications, Inc.	4.13	8-15-2046	325,000	267,149
				1,394,455
Consumer, cyclical: 7.14%
Airlines: 2.47%
American Airlines Pass-Through Trust Series 2014-1 Class A	3.70	4-1-2028	201,364	181,009
British Airways Pass-Through Trust Series 2019-1 Class AA144A	3.30	6-15-2034	358,583	310,881
U.S. Airways Pass-Through Trust Series 2016-2 Class A	4.63	12-3-2026	195,764	183,469
				675,359
Auto manufacturers: 1.93%
General Motors Co.	6.13	10-1-2025	185,000	186,264
Hyundai Capital America144A	1.80	10-15-2025	295,000	269,095
Hyundai Capital America144A	1.80	1-10-2028	85,000	71,656
				527,015
Entertainment: 1.23%
Warnermedia Holdings, Inc.	5.05	3-15-2042	75,000	63,215
Warnermedia Holdings, Inc.	5.14	3-15-2052	335,000	272,773
				335,988
Lodging: 1.09%
Hyatt Hotels Corp.	1.80	10-1-2024	315,000	299,814
See accompanying notes to portfolio of investments
Allspring Global Investment Grade Credit Fund  | 1

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail: 0.42%
Lowe’s Cos., Inc.	4.25%	4-1-2052	$70,000	$57,112
McDonald’s Corp.	1.45	9-1-2025	30,000	27,699
McDonald’s Corp.	4.20	4-1-2050	35,000	30,273
				115,084
Consumer, non-cyclical: 6.68%
Agriculture: 0.70%
BAT Capital Corp.	4.54	8-15-2047	260,000	191,326
Biotechnology: 0.14%
Amgen, Inc.	4.20	2-22-2052	45,000	37,232
Commercial services: 1.48%
Equifax, Inc.	2.35	9-15-2031	155,000	123,589
Equifax, Inc.	3.10	5-15-2030	175,000	150,912
S&P Global, Inc.	1.25	8-15-2030	100,000	78,751
S&P Global, Inc.	2.30	8-15-2060	90,000	52,125
				405,377
Food: 0.41%
Smithfield Foods, Inc.144A	3.00	10-15-2030	145,000	113,688
Healthcare-services: 2.65%
Centene Corp.	2.45	7-15-2028	210,000	179,499
Elevance Health, Inc.	2.25	5-15-2030	20,000	16,753
HCA, Inc.144A	3.63	3-15-2032	130,000	112,841
HCA, Inc.144A	4.38	3-15-2042	130,000	107,393
UnitedHealth Group, Inc.	5.88	2-15-2053	190,000	211,039
UnitedHealth Group, Inc.	6.05	2-15-2063	85,000	96,116
				723,641
Pharmaceuticals: 1.30%
AbbVie, Inc.	4.25	11-21-2049	145,000	125,154
Bristol-Myers Squibb Co.	2.55	11-13-2050	175,000	113,783
CVS Health Corp.	4.25	4-1-2050	110,000	91,116
CVS Health Corp.	4.30	3-25-2028	27,000	26,039
				356,092
Energy: 6.81%
Oil & gas: 2.13%
BP Capital Markets America, Inc.	2.94	6-4-2051	345,000	235,432
Exxon Mobil Corp.	2.61	10-15-2030	160,000	140,470
Marathon Petroleum Corp.	3.80	4-1-2028	220,000	204,785
				580,687
Pipelines: 4.68%
Energy Transfer LP	3.75	5-15-2030	160,000	144,369
Energy Transfer LP	6.25	4-15-2049	390,000	380,905
Kinder Morgan Energy Partners LP	5.40	9-1-2044	200,000	177,314
See accompanying notes to portfolio of investments
2 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines (continued)
MPLX LP	4.00%	3-15-2028	$315,000	$296,842
ONEOK, Inc.	6.10	11-15-2032	75,000	76,301
Sabine Pass Liquefaction LLC	4.50	5-15-2030	110,000	104,562
Sabine Pass Liquefaction LLC	5.75	5-15-2024	100,000	99,828
				1,280,121
Financial: 16.96%
Banks: 9.08%
Bank of America Corp.	4.13	1-22-2024	200,000	198,260
Citigroup, Inc. (U.S. SOFR +1.17%)±	2.56	5-1-2032	170,000	138,809
Citigroup, Inc.	3.30	4-27-2025	520,000	500,312
Goldman Sachs Group, Inc. (U.S. SOFR +1.41%)±	3.10	2-24-2033	115,000	97,147
JPMorgan Chase & Co. (U.S. SOFR 3 Month +1.25%)±	2.58	4-22-2032	150,000	124,592
JPMorgan Chase & Co. (U.S. SOFR 3 Month +2.52%)±	2.96	5-13-2031	145,000	124,330
JPMorgan Chase & Co. (U.S. SOFR 3 Month +1.60%)±	3.78	2-1-2028	145,000	137,930
Morgan Stanley	3.13	7-27-2026	565,000	529,091
Morgan Stanley	3.70	10-23-2024	310,000	302,617
Santander Holdings USA, Inc.	4.40	7-13-2027	230,000	215,998
State Street Corp.	2.40	1-24-2030	130,000	112,160
				2,481,246
Diversified financial services: 2.14%
Aviation Capital Group LLC144A	5.50	12-15-2024	305,000	298,546
BlackRock, Inc.	1.90	1-28-2031	35,000	28,702
Computershare U.S., Inc.	1.13	10-7-2031	200,000	161,881
Intercontinental Exchange, Inc.	3.00	6-15-2050	140,000	96,975
				586,104
Insurance: 3.16%
American International Group, Inc.	4.75	4-1-2048	330,000	296,004
Athene Holding Ltd.	3.50	1-15-2031	295,000	243,753
Belrose Funding Trust144A	2.33	8-15-2030	185,000	141,695
Berkshire Hathaway Finance Corp.	2.38	6-19-2039	100,000	85,948
Brighthouse Financial, Inc.	4.70	6-22-2047	77,000	58,928
Unum Group	4.50	12-15-2049	50,000	38,375
				864,703
Investment Companies: 0.52%
FS KKR Capital Corp.	3.40	1-15-2026	155,000	140,973
REITS: 2.06%
Equinix, Inc.	2.15	7-15-2030	275,000	222,241
Sabra Health Care LP	3.20	12-1-2031	110,000	82,056
Simon Property Group LP	1.75	2-1-2028	60,000	51,288
Simon Property Group LP	3.25	9-13-2049	255,000	171,350
Vornado Realty LP	3.40	6-1-2031	50,000	36,187
				563,122
See accompanying notes to portfolio of investments
Allspring Global Investment Grade Credit Fund  | 3

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Industrial: 2.54%
Aerospace/defense: 0.95%
Raytheon Technologies Corp.	4.13%	11-16-2028		$270,000	$260,047
Electronics: 0.49%
Jabil, Inc.	3.60	1-15-2030		150,000	134,179
Transportation: 0.24%
Union Pacific Corp.	2.40	2-5-2030		75,000	65,179
Trucking & leasing: 0.86%
Penske Truck Leasing Co. Lp/PTL Finance Corp.144A	3.45	7-1-2024		240,000	233,784
Technology: 3.79%
Computers: 0.48%
Dell International LLC/EMC Corp.	6.20	7-15-2030		95,000	98,705
NetApp, Inc.	2.70	6-22-2030		40,000	33,616
					132,321
Semiconductors: 1.45%
Intel Corp.	2.80	8-12-2041		265,000	188,791
Marvell Technology, Inc.	4.88	6-22-2028		80,000	77,627
Microchip Technology, Inc.	2.67	9-1-2023		130,000	129,464
					395,882
Software: 1.86%
Fiserv, Inc.	2.65	6-1-2030		45,000	38,349
Fiserv, Inc.	3.50	7-1-2029		140,000	127,783
Oracle Corp.	2.88	3-25-2031		355,000	303,068
Oracle Corp.	3.60	4-1-2050		55,000	39,301
					508,501
Utilities: 2.33%
Electric: 2.33%
Duke Energy Florida LLC	1.75	6-15-2030		90,000	73,210
New York State Electric & Gas Corp.144A	3.25	12-1-2026		145,000	135,169
Oglethorpe Power Corp.	3.75	8-1-2050		125,000	92,745
PacifiCorp	3.50	6-15-2029		295,000	264,185
Union Electric Co.	2.95	3-15-2030		80,000	70,923
					636,232
Total corporate bonds and notes (Cost $17,003,376)					14,721,228
Foreign corporate bonds and notes: 26.36%
Basic materials: 1.13%
Chemicals: 1.13%
Arkema SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.57%)ʊ±	1.50	10-21-2025	EUR	100,000	96,298
See accompanying notes to portfolio of investments
4 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Chemicals (continued)
Solvay SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.92%)ʊ±	4.25%	12-4-2023	EUR	100,000	$108,505
Syngenta Finance NV	3.38	4-16-2026	EUR	100,000	104,322
					309,125
Communications: 2.26%
Telecommunications: 2.26%
Chorus Ltd.	3.63	9-7-2029	EUR	100,000	106,167
Nokia Oyj	4.38	8-21-2031	EUR	100,000	107,370
O2 Telefonica Deutschland Finanzierungs GmbH	1.75	7-5-2025	EUR	200,000	207,835
Tele2 AB	2.13	5-15-2028	EUR	100,000	99,946
Telefonaktiebolaget LM Ericsson	1.13	2-8-2027	EUR	100,000	96,100
					617,418
Consumer, cyclical: 0.79%
Auto manufacturers: 0.39%
PACCAR Financial Europe BV	3.25	11-29-2025	EUR	100,000	107,207
Auto parts & equipment: 0.40%
Continental AG	4.00	6-1-2028	EUR	100,000	108,357
Consumer, non-cyclical: 4.02%
Beverages: 0.31%
CCEP Finance Ireland DAC	0.88	5-6-2033	EUR	100,000	83,155
Commercial services: 0.80%
Motability Operations Group PLC	2.38	7-3-2039	GBP	150,000	128,306
Rentokil Initial PLC	0.50	10-14-2028	EUR	100,000	91,262
					219,568
Cosmetics/Personal Care: 0.61%
Essity AB	0.25	2-8-2031	EUR	200,000	167,371
Healthcare-products: 0.31%
Molnlycke Holding AB	0.63	1-15-2031	EUR	100,000	84,051
Pharmaceuticals: 1.99%
AstraZeneca PLC	3.75	3-3-2032	EUR	100,000	109,920
Bayer AG (EURIBOR ICE Swap Rate 11:00am +2.65%)±	2.38	11-12-2079	EUR	100,000	101,209
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.11%)±	3.13	11-12-2079	EUR	100,000	94,389
Bayer AG	4.63	5-26-2033	EUR	100,000	110,692
GlaxoSmithKline Capital PLC	1.63	5-12-2035	GBP	150,000	128,248
					544,458
Energy: 1.24%
Energy-alternate sources: 0.33%
Acciona Energia Financiacion Filiales SA	1.38	1-26-2032	EUR	100,000	89,950
See accompanying notes to portfolio of investments
Allspring Global Investment Grade Credit Fund  | 5

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Oil & gas: 0.91%
BP Capital Markets PLC (UK Gilts 5 Year +4.17%)ʊ±	4.25%	3-22-2027	GBP	100,000	$111,601
Shell International Finance BV	1.00	12-10-2030	GBP	150,000	138,678
					250,279
Financial: 11.48%
Banks: 7.22%
Argenta Spaarbank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +1.10%)±	1.38	2-8-2029	EUR	200,000	180,647
BAWAG Group AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.30%)±	2.38	3-26-2029	EUR	100,000	100,650
Belfius Bank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.30%)±	1.25	4-6-2034	EUR	200,000	171,166
Credit Agricole SA	4.13	3-7-2030	EUR	100,000	110,243
de Volksbank NV	4.88	3-7-2030	EUR	100,000	109,191
Intesa Sanpaolo SpA (3 Month EURIBOR +1.70%)±	5.00	3-8-2028	EUR	150,000	163,329
Investec PLC (UK Gilts 5 Year +5.91%)±	9.13	3-6-2033	GBP	100,000	123,421
Lloyds Bank Corporate Markets PLC	4.13	5-30-2027	EUR	100,000	107,722
Mizuho Financial Group, Inc. (3 Month EURIBOR +0.72%)±	0.47	9-6-2029	EUR	100,000	89,304
NatWest Group PLC (GBP Swap Semi Annual (vs. 6 Month LIBOR) 1 Year +1.49%)±	2.88	9-19-2026	GBP	100,000	115,113
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am +3.15%)±	2.88	6-18-2032	EUR	100,000	88,786
Svenska Handelsbanken AB	3.75	5-5-2026	EUR	100,000	107,807
Toronto-Dominion Bank	3.63	12-13-2029	EUR	100,000	105,186
UBS Group AG (EURIBOR ICE Swap Rate 11:00am +0.80%)±	1.00	3-21-2025	EUR	200,000	211,518
UniCredit SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.80%)±	2.73	1-15-2032	EUR	200,000	190,349
					1,974,432
Insurance: 2.07%
Credit Agricole Assurances SA	2.00	7-17-2030	EUR	200,000	176,122
Mandatum Life Insurance Co. Ltd. (3 Month EURIBOR +2.30%)±	1.88	10-4-2049	EUR	200,000	201,687
Sampo Oyj (3 Month EURIBOR +4.05%)±	3.38	5-23-2049	EUR	100,000	96,924
Swiss Re Finance Luxembourg SA (EURIBOR ICE Swap Rate 11:00am +2.85%)±	2.53	4-30-2050	EUR	100,000	90,984
					565,717
Real estate: 1.89%
Akelius Residential Property AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.48%)±	2.25	5-17-2081	EUR	100,000	88,930
Castellum Helsinki Finance Holding Abp	0.88	9-17-2029	EUR	100,000	74,176
Grand City Properties SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.18%)ʊ±	1.50	3-11-2026	EUR	100,000	43,395
Heimstaden Bostad AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%)ʊ±	3.63	10-13-2026	EUR	100,000	52,923
LEG Immobilien SE	0.75	6-30-2031	EUR	100,000	78,760
See accompanying notes to portfolio of investments
6 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Real estate (continued)
Prologis International Funding II SA	4.63%	2-21-2035	EUR	100,000	$104,949
Vonovia SE	0.75	9-1-2032	EUR	100,000	74,742
					517,875
REITS: 0.30%
Tritax Big Box REIT PLC	1.50	11-27-2033	GBP	100,000	80,718
Industrial: 1.24%
Building materials: 0.93%
Aliaxis Finance SA	0.88	11-8-2028	EUR	200,000	173,215
Holcim Finance Luxembourg SA	0.50	4-23-2031	EUR	100,000	82,932
					256,147
Engineering & construction: 0.31%
Cellnex Finance Co. SA	2.00	2-15-2033	EUR	100,000	84,730
Utilities: 4.20%
Electric: 2.35%
Electricite de France SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.86%)ʊ±	2.63	12-1-2027	EUR	200,000	175,683
Electricite de France SA	5.50	10-17-2041	GBP	100,000	108,943
Engie SA	1.00	10-26-2036	EUR	100,000	75,508
Iberdrola International BV Series NC5 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.32%)ʊ±	1.87	1-28-2026	EUR	200,000	196,049
RTE Reseau de Transport d’Electricite SADIR	1.88	10-23-2037	EUR	100,000	85,947
					642,130
Gas: 1.20%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	180,000	167,031
National Gas Transmission PLC	1.13	1-14-2033	GBP	200,000	161,460
					328,491
Water: 0.65%
Thames Water Utilities Finance PLC	0.88	1-31-2028	EUR	100,000	86,494
Veolia Environnement SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.08%)ʊ±	2.00	11-15-2027	EUR	100,000	90,613
					177,107
Total foreign corporate bonds and notes (Cost $8,788,896)					7,208,286
Foreign government bonds: 0.76%
European Union	2.75	12-4-2037	EUR	200,000	207,635
Total foreign government bonds (Cost $192,937)					207,635
U.S. Treasury securities: 2.32%
U.S. Treasury Bonds	2.25	2-15-2052		$165,000	119,238
U.S. Treasury Notes	3.38	5-15-2033		160,000	154,300
See accompanying notes to portfolio of investments
Allspring Global Investment Grade Credit Fund  | 7

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Notes	3.50%	4-30-2030	$210,000	$203,897
U.S. Treasury Notes	3.50	2-15-2033	160,000	155,850
Total U.S. Treasury securities (Cost $658,741)				633,285
Yankee corporate bonds and notes: 14.15%
Communications: 1.98%
Advertising: 0.58%
WPP Finance 2010	3.75	9-19-2024	165,000	159,960
Internet: 0.52%
Prosus NV144A	3.83	2-8-2051	230,000	141,307
Telecommunications: 0.88%
Telefonica Emisiones SA	4.10	3-8-2027	250,000	239,859
Consumer, non-cyclical: 1.37%
Household products/wares: 1.26%
Reckitt Benckiser Treasury Services PLC144A	2.75	6-26-2024	355,000	345,145
Pharmaceuticals: 0.11%
Pfizer Investment Enterprises Pte. Ltd.	4.75	5-19-2033	30,000	29,887
Energy: 0.33%
Oil & gas: 0.33%
Equinor ASA	2.38	5-22-2030	30,000	26,041
Saudi Arabian Oil Co.144A	4.38	4-16-2049	75,000	63,863
				89,904
Financial: 9.32%
Banks: 6.91%
Banco Santander SA	3.49	5-28-2030	200,000	174,306
Credit Suisse AG	3.63	9-9-2024	330,000	317,794
HSBC Holdings PLC (U.S. SOFR +2.39%)±	2.85	6-4-2031	200,000	165,909
HSBC Holdings PLC	4.30	3-8-2026	230,000	222,301
National Australia Bank Ltd.144A	2.33	8-21-2030	260,000	202,628
NatWest Group PLC	3.88	9-12-2023	290,000	288,347
Santander U.K. Group Holdings PLC (U.S. SOFR +2.75%)±	6.83	11-21-2026	200,000	200,455
Sumitomo Mitsui Financial Group, Inc.	2.13	7-8-2030	200,000	162,748
UBS Group AG (1 Year Treasury Constant Maturity +1.10%)144A±	2.75	2-11-2033	200,000	155,777
				1,890,265
Diversified financial services: 1.53%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.30	1-30-2032	150,000	122,715
Avolon Holdings Funding Ltd.144A	4.38	5-1-2026	315,000	294,327
				417,042
REITS: 0.88%
Scentre Group Trust 2 (5 Year Treasury Constant Maturity +4.69%)144A±	5.13	9-24-2080	285,000	240,532
See accompanying notes to portfolio of investments
8 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology: 1.15%
Semiconductors: 1.15%
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.40%	5-1-2030	$85,000	$75,205
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.88	6-18-2026	250,000	240,138
				315,343
Total yankee corporate bonds and notes (Cost $4,362,542)				3,869,244

		Yield	Shares
Short-term investments: 1.06%
Investment companies: 1.06%
Allspring Government Money Market Fund Select Class♠∞		5.02	290,650	290,650
Total short-term investments (Cost $290,650)				290,650
Total investments in securities (Cost $31,297,142)	98.49%			26,930,328
Other assets and liabilities, net	1.51			412,934
Total net assets	100.00%			$27,343,262

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,133,268	$3,778,087	$(4,620,705)	$0	$0	$290,650	290,650	$17,213
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	6,645,652	EUR	6,090,000	State Street Bank & Trust Company	7-28-2023	$0	$(7,216)
USD	100,000	EUR	91,174	State Street Bank & Trust Company	7-28-2023	399	0
See accompanying notes to portfolio of investments
Allspring Global Investment Grade Credit Fund  | 9

Portfolio of investments—June 30, 2023 (unaudited)

Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	1,300,115	GBP	1,020,000	State Street Bank & Trust Company	7-28-2023	$4,506	$0
GBP	66,765	USD	85,000	State Street Bank & Trust Company	7-28-2023	0	(195)
						$4,905	$(7,411)
See accompanying notes to portfolio of investments
10 | Allspring Global Investment Grade Credit Fund

Notes to portfolio of investments—June 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Global Investment Grade Credit Fund  | 11

Notes to portfolio of investments—June 30, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$14,721,228	$0	$14,721,228
Foreign corporate bonds and notes	0	7,208,286	0	7,208,286
Foreign government bonds	0	207,635	0	207,635
U.S. Treasury securities	633,285	0	0	633,285
Yankee corporate bonds and notes	0	3,869,244	0	3,869,244
Short-term investments
Investment companies	290,650	0	0	290,650
	923,935	26,006,393	0	26,930,328
Forward foreign currency contracts	0	4,905	0	4,905
Total assets	$923,935	$26,011,298	$0	$26,935,233

Liabilities
Forward foreign currency contracts	$0	$7,411	$0	$7,411
Total liabilities	$0	$7,411	$0	$7,411
Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
12 | Allspring Global Investment Grade Credit Fund